Northern Lights Variable Trust

JNF SSgA Sector Rotation Portfolio

JNF SSgA Tactical Allocation Portfolio

Incorporated herein by reference is the definitive version of the supplement for Power Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 7, 2014, (SEC Accession No. 0000910472-14-004937).